UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
                                               -----------------------
         This Amendment (Check only one.):   [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Para Advisors, Inc.
Address:   520 Madison Avenue
           New York, New York 10022

Form 13F File Number:  028-07296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mr. Ron Ray
Title:     Chief Financial Officer
Phone:     212-355-6688

Signature, Place, and Date of Signing:


/s/ Ron Ray                           New York, New York       February 2, 2006
---------------------------           ------------------       -----------------
[Signature]                           [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                0
                                                        -----------
Form 13F Information Table Entry Total:                          44
                                                        -----------
Form 13F Information Table Value Total:                    $525,522
                                                        -----------
                                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

           NONE

                                                            FORM 13F
                                                       Para Advisors, Inc.
                                                Quarter Ended September 30, 2005


                                                                                  INVESTMENT DISCRETION        VOTING AUTHORITY
                                                                                  ---------------------        ----------------
                     TITLE OF                  VALUE        SHARES/   SH/  PUT/         SHARED/     OTHER
NAME OF ISSUER       CLASS       CUSIP        (X$1000)      PRN AMT   PRN  CALL SOLE DEFINED/OTHER MANAGERS  SOLE  SHARED    NONE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
A SCHULMAN INC          COM   808194104        $7,530         349,900  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
AETHER HOLDINGS INC     COM   00809c106        $1,709         514,700  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
AGILENT TECHNOLOGIES
INC                     COM   00846U101       $13,309         399,800  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
ALLSTATE CORP           COM   020002101       $24,326         449,900  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP            COM   022095103       $29,873         399,800  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO     COM   025816109       $25,720         499,800  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
AMERITRADE HOLDING
CORP                    COM   03074k100        $8,446         351,917  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
AQUILA INC              COM   03840p102        $9,512       2,642,200  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
BORLAND SOFTWARE
CORP                    COM   099849101        $5,639         863,600  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
CAMBREX CORP            COM   132011107        $9,051         482,200  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
EATON CORP              COM   278058102       $10,057         149,900  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
FMC CORP                COM   302491303       $10,650         200,300  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
FREESCALE
SEMICONDUCTOR INC       COM   35687m107       $28,951       1,149,300  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO     COM   369604103       $16,645         474,900  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
GLENAYRE TECHNOLOGIES
INC                     COM   377899109        $1,086         334,200  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP
INC                     COM   38141G104       $25,542         200,000  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
HOSPIRA INC             COM   441060100       $23,512         549,600  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
HUNTSMAN CORP           COM   447011107        $3,444         200,000  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON       COM   478160104       $22,538         375,000  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP      COM   530718105       $11,800       1,499,400  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
LORAL SPACE AND
COMMUNNICATION          COM   543881106        $3,144         111,279  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
MCDONALD'S CORP         COM   580135101        $6,744         200,000  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
MI DEVELOPMENT INC      COM   55304x104       $12,103         351,200  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------



                                                                                  INVESTMENT DISCRETION        VOTING AUTHORITY
                                                                                  ---------------------        ----------------
                     TITLE OF                  VALUE        SHARES/   SH/  PUT/         SHARED/     OTHER
NAME OF ISSUER       CLASS       CUSIP        (X$1000)      PRN AMT   PRN  CALL SOLE DEFINED/OTHER MANAGERS  SOLE  SHARED    NONE
-----------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP          COM   594918104        $5,230         200,000  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
MITSUBISHI UFJ
FINANCIAL - A           COM   606822104       $15,448       1,128,400  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
NABI BIPHARMACEUTICALS  COM   629519109        $1,373         406,200  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
NEWMONT MINING CORP     COM   651639106        $6,675         125,000  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC          COM   629377508       $21,199         449,900  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
OLD REPUBLIC INTL CORP  COM   680223104        $7,073         269,362  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
PROCTOR & GAMBLE CO     COM   742718109       $21,705         375,000  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
QLT INC                 COM   746927102        $1,957         304,700  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
QUANEX CORP             COM   747620102        $3,758          75,200  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
REINSURANCE GROUP OF
AMERICA                 COM   759351109        $9,552         200,000  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
RELIANT ENERGY INC      COM   75952b105       $15,034       1,456,800  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
S1 CORPORTATION         COM   78463b101        $2,545         585,100  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
SAVIENT PHARMACEUTICALS
INC                     COM   80517q100        $6,242       1,669,100  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
SPRINT NEXTEL CORP      COM   852061100       $13,016         557,200  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
STREET TRACKS GOLD
TRUST                   COM   863307104       $11,600         224,900  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
THE COOPER COS INC      COM   216648402       $16,673         325,000  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
THE STREET.COM INC      COM   88368Q103        $1,478         205,000  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
TIME WARNER INC         COM   887317105       $26,148       1,499,300  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
VIACOM INC CL B         COM   925524308        $4,248         130,300  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COMPANIES INC  COM   969457100       $20,844         899,600  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
ZOLL MEDICAL CORP       COM   989922109        $2,393          95,000  SH       Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------

